Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues
Crude oil and natural gas production revenue				$ 1,328	$ 1,328	$ 7,394
Costs and Expenses
Lease operating expense	$ 5,413	$ (2,741)	$ 5,593	6,936	31,909	20,595
General and administrative expense	875,344	236,277	1,554,920	428,510	1,265,134	676,698
Depreciation, depletion, amortization, and accretion	2,314	1,401	4,360	11,910	13,921	715,958
Exploration costs			2,700		10,407
Impairment of oil and gas properties	318		17,039		154,776	1,236,842
Total Costs and Expenses	883,389	234,937	1,584,612	447,356	1,476,147	2,650,093
Operating (Loss)	(883,389)	(234,937)	(1,584,612)	(446,028)	(1,474,819)	(2,642,699)
Other Income (Expense)
Interest income	138	3	501	3	46	37
Interest expense	(34,950)	(10,740)	(56,896)	(10,740)	(48,602)
Net (Loss)	$ (918,201)	$ (245,674)	$ (1,641,007)	$ (456,765)	$ (1,523,375)	$ (2,642,662)
Net (Loss) per Common Share
Basic and Diluted	$ (0.04)	$ (0.01)	$ (0.08)	$ (0.03)	$ (0.09)	$ (0.17)
Weighted Average Number of Common Shares Outstanding
Basic and Diluted	21,805,114	17,237,433	21,718,661	17,143,622	17,738,035	15,985,228